Restricted Cash (Tables)	3 Months Ended
Mar. 31, 2018
Restricted Cash [Abstract]
Schedule of Restricted Cash
As of March 31, 2018 and December 31, 2017, restricted cash consisted of the following (in millions):

	March 31,	December 31,
	2018	2017
Current restricted cash
Liquefaction Project	$561	$544
CQP and cash held by guarantor subsidiaries	916	1,045
Total current restricted cash	$1,477	$1,589